Maturities of Available-For-Sale Debt Securities and Fund Trusts Included in Short-Term Investments and Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011
Cost
Due within one year	¥ 20
Due after one year through five years	962
Due after five years through ten years	1,646
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Total	2,628
Fair value
Due within one year	20
Due after one year through five years	926
Due after five years through ten years	1,608
Available-for-sale Securities, Debt Securities, Total	¥ 2,554